Investments	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about investment property [abstract]
Investments
10.
Investments

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Non-current
Financial assets at fair value through profit or loss
Investment in energy funds	711	831	10
Investment in optionally convertible debentures	112	247	3
Total	823	1,078	13

Current
Financial assets at fair value through profit or loss
Investment in mutual funds	1,502	264	3
Total	1,502	264	3